Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

Note 22. Equity

	December 31,	December 31,
Skr mn	2021	2020
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Own credit risk	-102	-84
Defined benefit plans	-27	-45
Retained earnings	16,947	16,203
Total equity	20,808	20,064

	Consolidated Group
	December 31,	December 31,
Skr mn	2021	2020
Restricted equity	4,314	4,282
Unrestricted equity	16,494	15,782
Total equity	20,808	20,064

The total number of shares is 3,990,000 with a quota value of Skr 1,000.

Own credit risk consists of gains and losses that arise from changes in SEK´s own credit risk on liabilities designated at fair value. These are recognized in Other comprehensive income under the reserve for own credit risk and are not reclassified to profit or loss in the financial statements of the Group.

Defined benefit plans consists of gains and losses that arises from changes in the value of defined benefit plans. These are presented in other comprehensive income in the reserve for defined benefit plans in accordance with IAS 19.

Fund for internally developed software represents expenses that are directly attributable to large investments in the development of IT systems.

The entire equity is attributable to the shareholder of the Parent Company.

The Legal reserve reported in the Parent Company represents previous demands for statutory provision to non-distributable capital. The requirement was abolished January 1, 2006, and prior provisions remain.

For information on the objectives, policies and processes for managing capital, see the Report of the directors and Note 29. Risk and Capital Management.

Proposal for the distribution of profits

The results of the Consolidated Group’s and the Parent Company’s operations during the year and its financial position at December 31, 2021, can be seen in the Statement of Comprehensive Income, Statement of Financial Position and Statement of Cash Flows for the Consolidated Group and related notes. The Board has decided to propose to the Annual General Meeting the payment of a dividend of Skr 414 million (year-end 2020: Skr 290 million), in accordance with the company’s dividend policy. The following proposal regarding distribution of profits relates to the Parent Company.

At the disposal of the Annual General Meeting	16,532
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 103.70 per share, amounting to	414
- remaining disposable funds to be carried forward	16,118